Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 228,655	$ 208,655	$ 240,622
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	137,146	118,205	114,017
Write-off impairment	3,692	13,334	0
Stock-based compensation	3,994	1,387	13
Amortization of Series A Notes discount (premium) and related issuance costs, net	(93)	(92)	(92)
Deferred income taxes and reserve, net	(15,059)	13,724	28,774
Loss (gain) on sale of property, plant and equipment	(34,154)	2,080	(2,440)
Loss (gain) on sale of investments, remeasurement of investments held under fair value method and deconsolidation of subsidiary	(7,928)	(41,822)	1,358
Equity in net (earnings) losses of affiliated companies and partnerships, net of dividend received()	8,526	17,929	(1,987)
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade and unbilled receivables and contract assets, net and prepaid expenses	(267,924)	(89,099)	(315,236)
Increase in inventories, net	(55,841)	(117,221)	(59,699)
Increase (decrease) in trade payables, other payables and accrued expenses	115,621	(89,956)	63,273
Severance, pension and termination indemnities, net	4,629	(31,363)	2,003
Increase (decrease) in contract liabilities (customer advances)	(174,582)	185,898	30,287
Net cash provided by operating activities	(53,318)	191,659	100,893
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and other assets	(137,604)	(102,301)	(107,880)
Acquisitions of subsidiaries and business operations (Schedule A)	(357,144)	(504,447)	(25,440)
Investments in affiliated companies and other companies	(8,567)	(7,538)	(4,964)
Proceeds from premises evacuation grants receivable	344,913	0	0
Deconsolidation of subsidiary (Schedule B)	0	(2,873)	0
Proceeds from sale of property, plant and equipment	36,671	4,388	6,270
Proceeds from sale of investments	0	0	12,067
Investment in long-term deposits	(289)	(183)	(1,396)
Proceeds from sale of long-term deposits	251	82	176
Investment in short-term deposits and available-for-sale marketable securities	(2,314)	(10,361)	(40,893)
Proceeds from sale of short-term deposits and available-for-sale marketable securities	17,294	30,363	46,491
Net cash used in investing activities	(106,789)	(592,870)	(115,569)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	0	48	119
Proceeds from Sale of Treasury Stock	184,840	0	0
Repayment of long-term loans	(243,324)	(775)	(167,425)
Proceeds from long-term loans	350,000	342,528	118,623
Repayment of Series A Notes	(55,532)	(55,532)	(55,532)
Dividends paid	(62,578)	(75,305)	(75,300)
Change in short-term bank credit and loans, net	(718)	242,652	127,455
Net cash used in financing activities	172,688	453,616	(52,060)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,581	52,405	(66,736)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	208,479	156,074
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	221,060	208,479	156,074
Dividends received from affiliated companies and partnerships	10,300	15,707	9,374
Cash paid during the year for:
Income taxes, net	12,850	26,463	47,707
Interest	$ 35,301	$ 30,304	$ 16,139